Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment options. These investment options are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Included in investments at December 31, 2025 and 2024, are shares of GSK’s common stock of $6,192,575 and $4,687,723 respectively. This investment represents 9.96 percent and 8.21 percent of net assets available for benefits at December 31, 2025 and 2024, respectively. A change in the market value of GSK’s stock would affect the net assets available for benefits.
As of December 31, 2025 and 2024, the following investments represent 5.0 percent or more of the net assets available for benefits:
2025

Investment	Fair Value of Investment

State Street S&P 500 Equity Index Fund (NL Class A)	$21,984,381
GSK plc ADR	6,192,575
State Street US Extended Market Equity Index Fund (NL Class C)	5,462,236
State Street Global All Cap Equity Ex-US Index (NL Class A)	3,756,137
Vanguard Retirement Savings Trust IV	3,603,988
BlackRock Government Short Term Investment Fund	3,204,694
2024

Investment	Fair Value of Investment

State Street S&P 500 Equity Index Fund (NL Class A)	$20,667,927
State Street US Extended Market Equity Index Fund (NL Class C)	4,956,843
GSK plc ADR	4,687,723
Vanguard Retirement Savings Trust IV	3,590,558
State Street Global All Cap Equity Ex-US Index (NL Class A)	3,242,527
BlackRock Government Short Term Investment Fund	3,023,679
There are no other individual investments that represent more than 5.0 percent of the net assets available for benefits at December 31, 2025 and 2024.